UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-21547

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	October 31, 2008

DATE OF REPORTING PERIOD:	January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS January 31, 2008 (UNAUDITED)
GLOBAL TOTAL RETURN FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value
Corporate Bonds (30.4%)

		Consumer Discretionary (15.7%)
$1,500,000		Asbury Automotive Group, Inc.~
		7.625%, 03/15/17	$1,222,500
2,060,000		DIRECTV Financing Company, Inc.~
		8.375%, 03/15/13	2,139,825
1,000,000		Expedia, Inc.~
		7.456%, 08/15/18	1,043,366
1,600,000		Ford Motor Company~
		9.875%, 08/10/11	1,536,264
1,000,000		General Motors Corp. ~^
		7.200%, 01/15/11	917,500
1,875,000		Goodyear Tire & Rubber Company~
		7.857%, 08/15/11	1,898,438
2,000,000		Hanes Brands, Inc.~ ‡
		8.204%, 12/15/14	1,820,000
2,000,000		Idearc, Inc.~
		8.000%, 11/15/16	1,800,000
440,000		Jarden Corp.^
		7.500%, 05/01/17	378,400
2,000,000		Liberty Media Corp.^
		8.250%, 02/01/30	1,823,004
2,000,000		Mandalay Resort Group~
		7.625%, 07/15/13	1,895,000
2,325,000		NCL Holding, ASA~
		10.625%, 07/15/14	2,359,875
2,000,000		Royal Caribbean Cruises, Ltd.~
		7.500%, 10/15/27	1,828,480
2,000,000		Service Corp. International~
		7.500%, 04/01/27	1,800,000

			22,462,652

		Consumer Staples (2.3%)
1,500,000		Del Monte Foods Company~
		8.625%, 12/15/12	1,522,500
		Pilgrim’s Pride Corp.~
1,500,000		8.375%, 05/01/17	1,316,250
500,000		7.625%, 05/01/15	476,250

			3,315,000

		Energy (0.6%)
750,000		Petróleo Brasileiro, SA~
		8.375%, 12/10/18	900,000

		Financials (0.6%)
920,000		Leucadia National Corp.~
		8.125%, 09/15/15	920,000

		Health Care (1.3%)
1,800,000		HCA, Inc.~
		9.250%, 11/15/16	1,892,250

		Industrials (1.4%)
1,800,000		H&E Equipment Service, Inc.~
		8.375%, 07/15/16	1,602,000
410,000		SPX Corp. ~*
		7.625%, 12/15/14	420,763

			2,022,763

		Information Technology (2.6%)
900,000		Avago Technologies~
		11.875%, 12/01/15	945,000
2,700,000		SunGard Data Systems, Inc.~
		9.125%, 08/15/13	2,754,000

			3,699,000

		Materials (2.2%)
900,000	EUR	Ineos Group Holdings, PLC*
		7.875%, 02/15/16	976,761
2,000,000		Mosaic Company~*
		7.625%, 12/01/16	2,170,000

			3,146,761

		Telecommunication Services (3.0%)
1,700,000		Citizens Communications Company~
		9.000%, 08/15/31	1,642,625
2,000,000		Leap Wireless International, Inc.
		9.375%, 11/01/14	1,830,000
750,000		Windstream Corp.~
		8.625%, 08/01/16	780,000

			4,252,625

		Utilities (0.7%)
1,000,000		TXU Corp.*
		10.250%, 11/01/15	987,500

		TOTAL CORPORATE BONDS
		(Cost $45,857,007)	43,598,551

Convertible Bonds (17.2%)

		Consumer Discretionary (5.5%)
650,000	EUR	Adidas, AG
		2.500%, 10/08/18	1,677,958
1,000,000		Amazon.com, Inc.
		4.750%, 02/01/09	1,127,500
1,500,000		Ford Motor Company
		4.250%, 12/15/36	1,505,625
1,500,000		General Motors Corp.~
		6.250% 07/15/33	1,266,000
1,500,000	EUR	Intralot SA
		2.250%, 12/20/13	2,314,843

			7,891,926

		Energy (1.4%)
2,100,000		SeaDrill, Ltd.
		3.625%, 11/08/12	2,016,000

		Industrials (2.7%)
1,700,000	EUR	MTU Aero Engines Holdings, AG
		2.750%, 02/01/12	2,519,869
1,175,000		Quanta Services, Inc. ~*
		3.750%, 04/30/26	1,395,313

			3,915,182

		Information Technology (4.4%)
4,000,000		Intel Corp. ~^
		2.950%, 12/15/35	4,000,000
See accompanying notes to Schedule of Investments

1

GLOBAL TOTAL RETURN FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value
$1,900,000		VeriSign, Inc. ~*
		3.250%, 08/15/37	$2,282,375

			6,282,375

		Telecommunication Services (1.4%)
1,290,500	EUR	France Telecom, AG
		1.600%, 01/01/09	1,995,831

		Utilities (1.8%)
1,550,000	EUR	International Power, PLC
		3.250%, 07/20/13	2,602,161

		TOTAL CONVERTIBLE BONDS
		(Cost $24,701,801)	24,703,475

Synthetic Convertible Securities (6.1%)
Sovereign Bonds (5.6%)

		Consumer Discretionary (5.6%)
1,800,000	EUR	Deutschland Republic Treasury
		4.500%, 07/04/09	2,709,774
2,600,000	GBP	United Kingdom Treasury
		5.750%, 12/07/09	5,303,973

			8,013,747

		TOTAL SOVEREIGN BONDS	8,013,747

Number of
Contracts		Value
Options (0.5%)

	Industrials (0.2%)
90	Alliant Techsystems, Inc.#
	Call, 01/17/09, Strike $110.00	100,350
165	Honeywell International, Inc.#
	Call, 01/17/09, Strike $55.00	146,025

		246,375

	Information Technology (0.3%)
110	Apple, Inc.#
	Call, 01/17/09, Strike $190.00	106,975
235	Cisco Systems, Inc.#
	Call, 01/17/09, Strike $30.00	34,075
40	Google, Inc.#
	Call, 01/17/09, Strike $710.00	143,000
320	Logitech International, SA#
	Call, 01/17/09, Strike $35.00	97,600

		381,650

	TOTAL OPTIONS	628,025

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES
	(Cost $9,464,596)	8,641,772

Number of
Shares			Value
Convertible Preferred Stocks (17.4%)

		Consumer Discretionary (1.4%)
12,100		Deutsche Bank (Amazon.com, Inc.)~*y
		15.000%	977,257
12,800		Deutsche Bank (Apollo Group, Inc.)~*y
		12.000%	1,019,584

			1,996,841

		Energy (0.7%)
7,900		Lehman Brothers Holding (Transocean, Inc.)*y
		12.000%	991,055

		Financials (1.4%)
20,400		Citigroup, Inc.
		6.500%	1,109,250
32,000		MetLife, Inc.
		6.375%	932,160

			2,041,410

		Health Care (2.9%)
16,000		Schering-Plough Corp.~
		6.000%	3,065,440
18,600		Wachovia Bank NA (Biogen Idec, Inc.)~*y
		12.000%	1,091,169

			4,156,609

		Industrials (0.6%)
15,900		Credit Suisse (CNH Global NV) ~*y
		12.000%	882,450

		Information Technology (3.4%)
18,500		Deutsche Bank (Electronic Arts, Inc.)~*y
		12.000%	914,918
28,600		Deutsche Bank (Nokia Corp.)*y
		12.000%	1,045,759
51,750		JPMorgan Chase & Company (Intel Corp.)*y
		12.000%	1,071,484
19,500		Morgan Stanley (SAP, AG)~*y
		12.000%	939,607
32,000		Wachovia Bank NA (eBay, Inc.) ~*y
		12.000%	886,240

			4,858,008

		Materials (7.0%)
30	EUR	Bayer, AG
		6.625%	3,291,552
47,000		Cia Vale do Rio Doce~
		5.500%	2,843,500
450	CHF	Givaudan SA
		5.375%	3,989,081

			10,124,133

		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $26,625,540)	25,050,506

Common Stocks (65.6%)

		Consumer Discretionary (0.9%)
20,000		Nike, Inc.~	1,235,200

See accompanying notes to Schedule of Investments

2

GLOBAL TOTAL RETURN FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares			Value
		Consumer Staples (12.6%)
100,000	GBP	British American Tobacco, PLC	$3,582,264
40,000		Coca-Cola Company	2,366,800
44,000	EUR	Heineken, NV	2,473,708
32,000	EUR	InBev, NV	2,640,861
7,000	CHF	Nestle Holdings, Inc.	3,133,866
40,000		Reynolds American, Inc.^	2,533,200
50,000	AUD	Woolworths, Ltd.	1,303,098

			18,033,797

		Energy (3.2%)
16,000	CAD	Canadian Natural Resources, Ltd.	1,023,216
30,000		Chevron Corp.~	2,535,000
30,000	EUR	ENI S.p.A.	969,974

			4,528,190

		Financials (13.1%)
105,000	AUD	Australian Stock Exchange, Ltd.	4,552,924
40,000		JPMorgan Chase & Company~	1,902,000
40,000		Manulife Financial Corp.^	1,503,200
52,000	CAD	Power Financial Corp.	1,892,934
135,000	AUD	QBE Insurance Group, Ltd.	3,426,216
55,000	GBP	Schroders, PLC	1,198,807
625,000	SGD	Singapore Exchange, Ltd.	4,342,766

			18,818,847

		Health Care (13.5%)
29,000		Alcon, Inc. ~^	4,118,000
43,000	JPY	Astellas Pharma, Inc.	1,865,217
33,000	AUD	Cochlear, Ltd.	2,080,870
63,000	AUD	CSL, Ltd.	1,972,224
21,000		Johnson & Johnson~	1,328,460
60,000		Merck & Company, Inc.~	2,776,800
38,000	DKK	Novo Nordisk, AS — B Shares	2,397,437
72,000		Pfizer, Inc.	1,684,080
6,000	CHF	Roche Holding, AG	1,089,427

			19,312,515

		Information Technology (17.8%)
37,000	JPY	Canon, Inc.	1,568,543
90,000		Infosys Technologies, Ltd.^	3,726,000
68,000		Microsoft Corp.~	2,216,800
13,000	JPY	Nintendo Company, Ltd.	6,573,881
225,000	EUR	Nokia Corp.	8,285,032
37,000	EUR	SAP, AG	1,775,796
240,000	HKD	Vtech Holdings, Ltd.	1,383,783

			25,529,835

		Telecommunication Services (4.5%)
38,000		America Movil, S.A. de C.V.~	2,276,580
400,000	GBP	BT Group, PLC	2,078,360
60,000	EUR	France Telecom, AG	2,116,071

			6,471,011

		TOTAL COMMON STOCKS
		(Cost $76,036,071)	93,929,395

Number of
Contracts		Value
Put Options (1.0%)

	Financials (1.0%)
	SPDR Trust Series 1#
1,235	Put, 03/22/08, Strike $144.00	1,059,012
465	Put, 06/21/08, Strike $139.00	401,062

	TOTAL OPTIONS
	(Cost $692,525)	1,460,074

Number of
Shares		Value
Investment in Affiliated Fund (2.0%)
2,893,478	Calamos Government Money Market Fund — Class I Shares Ω
	(Cost $2,893,478)	2,893,478

Investments of Cash Collateral for Securities on Loan (6.4%)
7,144,000	Bank of New York Institutional Cash Reserve Fund	7,144,000
2,000,000	Goldman Sachs Financial Square Prime Obligations Fund	2,000,000

	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN
	(Cost $9,144,000)	9,144,000

TOTAL INVESTMENTS (146.1%)
(Cost $195,415,018)		209,421,251

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.4%)		(9,144,000)

OTHER ASSETS, LESS LIABILITIES (1.5%)		2,097,333

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-41.2%)		(59,013,931)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$143,360,653

Number of
Contracts		Value
Written Options (-1.6%)

	Financials (-1.6%)
	IShares MSCI EAFE Index Fund#
2,210	Call, 03/22/08, Strike $70.00	(950,300)
1,350	Call, 06/21/08, Strike $79.00	(219,375)
1,200	Call, 03/22/08, Strike $74.00	(225,000)
650	Call, 06/21/08, Strike $78.00	(128,375)
290	Call, 06/21/08, Strike $77.00	(68,150)
250	Call, 03/22/08, Strike $76.00	(26,250)
	SPDR Trust Series 1#
885	Call, 03/22/08, Strike $140.00	(325,238)
250	Call, 03/22/08, Strike $133.00	(200,000)
215	Call, 06/21/08, Strike $144.00	(100,513)

	TOTAL WRITTEN OPTIONS
	(Premium $2,018,804)	(2,243,201)

See accompanying notes to Schedule of Investments

3

GLOBAL TOTAL RETURN FUND
Schedule of Investments January 31, 2008 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS

Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of $69,811,170.

^	Security, or portion of security, is on loan.

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2008.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At January 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $16,656,921 or 11.62% of net assets.

#	Non-income producing security.

y	The security of the financial institution is linked to, and may be exchangeable or convertible to, the equity security shown in the parenthetical.

Ω	Investment in affiliated fund. During the period from November 1, 2007 through January 31, 2008, the fund had net purchases of $941,019, and received $47,979 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had $1,952,459 of the affiliated fund.
FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
See accompanying notes to Schedule of Investments

4

CALAMOS GLOBAL TOTAL RETURN FUND
Country Allocation as of January 31, 2008

Country	% of Portfolio
United States	42.1%
United Kingdom	7.6%
Australia	6.8%
Switzerland	6.4%
Germany	5.2%
Japan	5.1%
Finland	4.8%
Bermuda	3.0%
Canada	2.3%
Singapore	2.2%
France	2.1%
Brazil	1.9%
India	1.9%
Netherlands	1.7%
Belgium	1.4%
Denmark	1.2%
Greece	1.2%
Mexico	1.2%
Liberia	0.9%
Cayman Islands	0.5%
Italy	0.5%

Total:	100.0%

Country allocations vary over time.
See accompanying notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization. CALAMOS Global Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.
The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income.
Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time as of which a Fund determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, below investment grade bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.
The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.
Investment Transactions. Short-term and long-term investment transactions are recorded on a trade date basis on January 31, 2008.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
NOTE 2 — INVESTMENTS
The following information is presented on a federal income tax basis as of January 31, 2008. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.
The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows:

Cost basis of investments	$195,605,761

Gross unrealized appreciation	24,303,980
Gross unrealized depreciation	(10,488,490)

Net unrealized appreciation (depreciation)	$13,815,490

NOTE 3 — FORWARD FOREIGN CURRENCY CONTRACTS
There were no open forward currency contracts at January 31, 2008.
NOTE 4 — PREFERRED SHARES
There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the board of trustees. The 2,360 shares of Preferred Shares outstanding consist of one series, 2,360 shares of T. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.
NOTE 5 — SYNTHETIC CONVERTIBLE INSTRUMENTS
The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”, which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.
NOTE 6 — SECURITIES LENDING
For the period ended January 31, 2008, the Fund may loan one or more of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the income earned on the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the

Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors and reports to Calamos Advisors LLC on the creditworthiness of the firms to which a Fund lends securities. At January 31, 2008, the Fund had securities valued at $9,027,298 that were on loan to broker-dealers and banks and $9,150,043 in cash or cash equivalent collateral.
NOTE 7 — STRUCTURED EQUITY-LINKED SECURITIES
The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer.
(b) Certification of Principal Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.

Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 24, 2008

By:	/s/ Nimish S. Bhatt

Name: Nimish S. Bhatt
Title: Principal Financial Officer
Date: March 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.

Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 24, 2008

By:	/s/ Nimish S. Bhatt

Name: Nimish S. Bhatt
Title: Principal Financial Officer
Date: March 24, 2008